NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Notes To Consolidated Statement Of Cash Flows [Abstract]
Summary of Changes in Liabilities Arising from Financing Activities	Changes in liabilities arising from financing activities

(Dollars in millions)	Lease liabilities
At January 1, 2025	$49.4
Additions of lease liabilities	42.5
Changes from financing cash flows	(3.6)
Disposal	—
Interest expense	3.5
Interest paid classified as operating cash flows	(3.5)
Foreign exchange movement	6.3
At December 31, 2025	$94.6
At January 1, 2024	47.3
Additions of lease liabilities	9.4
Changes from financing cash flows	(4.0)
Disposal	(0.2)
Interest expense	1.8
Interest paid classified as operating cash flows	(1.8)
Foreign exchange movement	(3.1)
At December 31, 2024	$49.4
At January 1, 2023	23.6
Additions of lease liabilities	26.7
Changes from financing cash flows	(3.8)
Disposal	—
Interest expense	1.4
Interest paid classified as operating cash flows	(1.4)
Foreign exchange movement	0.8
At December 31, 2023	$47.3

Summary of Total Cash Outflow for Leases Included in Statement of Cash Flows
The total cash outflow for leases included in the statement of cash flows is as follows:

(Dollars in millions)	2025	2024	2023
Within operating activities	$3.5	$1.8	$1.4
Within financing activities	3.6	4.0	3.8
Short-term leases	3.7	3.5	2.3
Total	$10.8	$9.3	$7.5